Subsequent Events Subsequent Events (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Line Items]
Terms of registration rights arrangement	The Company has agreed, pursuant to the terms of a registration rights agreement with the investors, to (i) file a shelf registration statement with respect to the resale of the shares of its common stock sold to the investors and shares of its common stock issuable upon exercise of the warrants with the SEC within the sooner of 60 days after the closing date or 10 business days after the Company files its annual report on Form 10-K for the year ended December 31, 2013; (ii) use its commercially reasonable best efforts to have the shelf registration statement declared effective by the SEC as soon as possible after the initial filing, and in any event no later than 90 days after the closing date (or 120 days in the event of a full review of the shelf registration statement by the SEC); and (iii) keep the shelf registration statement effective until all registrable securities may be sold pursuant to Rule 144 under the Securities Act of 1933
Private Placement [Member] | Subsequent Event - February 21, 2014
Subsequent Event [Line Items]
Common stock, shares available for issuance	34,285,728
Share price	$ 0
Proceeds from issuance of common stock	$ 12,000,000
Class of warrant or right, number of securities called by warrants or rights (shares)	17,142,864
Private Placement [Member] | Subsequent Event - February 21, 2014 | Common Stock [Member]
Subsequent Event [Line Items]
Share price	$ 0.35
Private Placement [Member] | Subsequent Event - February 21, 2014 | Warrant [Member]
Subsequent Event [Line Items]
Share price	$ 0.50
Private Placement [Member] | Private Placement Agent [Member] | Subsequent Event - February 21, 2014
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	750,511
Payments for professional services	$ 814,850
Private Placement [Member] | Private Placement Agent [Member] | Subsequent Event - February 21, 2014 | Common Stock [Member]
Subsequent Event [Line Items]
Share price	$ 0.35
Private Placement [Member] | Private Placement Agent [Member] | Subsequent Event - February 21, 2014 | Warrant [Member]
Subsequent Event [Line Items]
Share price	$ 0.50